SUBSEQUENT EVENTS (Details Textual) - USD ($)				1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 03, 2016	Jul. 07, 2016	Jan. 13, 2016	Sep. 29, 2016	Jul. 25, 2016	Jun. 15, 2016	Mar. 18, 2016	May 27, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Jun. 23, 2016	May 04, 2016	Jan. 05, 2016	Sep. 02, 2014	Jan. 31, 2014
Subsequent Event [Line Items]
Debt Instrument, Maturity Date							Apr. 01, 2017
Debt Instrument, Face Amount													$ 87,000		$ 15,060,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											200,000
Stock Issued During Period, Shares, New Issues								7,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									the Company granted options to purchase a total of 3,000,000 shares of Common Stock to management and employees under the 2016 Plan.
Stock Issued During Period, Shares, Restricted Stock Award, Gross											130,834
Debt Conversion, Converted Instrument, Shares Issued											342,323
Proceeds from Convertible Debt									$ 2,863,095	$ 0
T.R. Winston Company, LLC [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.50						$ 2.50
Stock Issued During Period, Shares, New Issues						150
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						68,182						159,091
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date							Apr. 01, 2017
Debt Instrument, Face Amount							$ 500,000							$ 3,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Warrant Expiration Period	3 years
Additional Convertible Notes			$ 800,000
Subsequent Event [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument Commitment Fee Percentage				2.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,850,000
Warrant Expiration Term				2 years
Subsequent Event [Member] | Credit And Guarantee Agreement [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 31,000,000
Proceeds from Convertible Debt				$ 25,000,000
Line Of Credit Facility Condition For Increase In Maximum Borrowing Capacity				The initial aggregate principal amount may be increased to a maximum principal amount of $50,000,000 at the Companys request and with the consent of the Lenders holding loans in excess of 60% of the then outstanding loans pursuant to an accordion advance provision in the Credit and Guarantee Agreement (the Term Loan).
Debt Instrument, Term				3 years
Repayments of Bank Debt				$ 5,400,000
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date	Jan. 02, 2017
Convertible Debt	$ 1,800,000
Debt Instrument, Convertible, Terms of Conversion Feature	Pursuant to the first amendment: (i) the maturity date was changed to January 2, 2017, (ii) the conversion price was adjusted to $1.10 and (iii) the coupon was increased to 15% per annum.
Subsequent Event [Member] | Convertible Note [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount				1,800,000
Debt Conversion Accrued Interest Amount				$ 138,000
Debt Conversion, Converted Instrument, Shares Issued				1,772,456
Subsequent Event [Member] | Warrant Holders [Member]
Subsequent Event [Line Items]
Description Of Warrant	Additionally, if the aggregate principal amount outstanding on the Convertible Notes is not either converted by the holder or repaid in full on or before the maturity date, the Company will pay a 25% premium on the maturity date.
Stock Issued During Period, Shares, New Issues	1,700,000
Subsequent Event [Member] | KES 7 Capital Inc [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Noninterest Expense Investment Advisory Fees				$ 420,000
Subsequent Event [Member] | T.R. Winston Company, LLC [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Noninterest Expense Investment Advisory Fees				$ 80,000
Subsequent Event [Member] | 2016 Omnibus Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					45,000
Subsequent Event [Member] | 2016 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		1,570,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		On July 7, 2016, in connection with the closing of the Merger, director, with the exception of Mr. Mirman, received a restricted stock grant pursuant to our 2016 Omnibus Incentive Plan, resulting in the issuance of 1,570,500 shares, which vest in equal installments with one-third vesting immediately and two-thirds on each anniversary of the grant.
Subsequent Event [Member] | Maximum [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.50
Subsequent Event [Member] | Minimum [Member] | Credit And Guarantee Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01